Stockholders' Equity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]
Schedule of Stockholders Equity [Line Items]
Warrants outstanding January 1			234,247	237,922
Granted during year			415,616	0
Exercised			0	0
Lapsed			(233,334)	(3,676)
Outstanding at December 31			416,529	234,247
Weighted average years remaining			4 years 3 months 18 days	1 year 6 months
Weighted average Exercise Price Warrants outstanding			$ 41.50	$ 41.50
Weighted Average Exercise Price Granted during year	$ 3.00	$ 12.50	$ 15.50	$ 0
Weighted Average Exercise Price Exercised				$ 0
Weighted average Exercise Price Lapsed			$ 41.50	$ 117.50
Weighted Average Exercise price Warrants outstanding			$ 15.00	$ 41.50